Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2025 Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement 2025 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.13%
Past 5 years	4.73%
Past 10 years	4.36%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.32%
Past 5 years	3.54%
Past 10 years	2.77%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.16%
Past 5 years	3.37%
Past 10 years	3.03%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.83%
Past 5 years	6.25%
Past 10 years	5.24%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNL
Average Annual Return:
Past 1 year	12.00%
Past 5 years	6.47%
Past 10 years	5.66%